Derivative Instruments And Hedging Activities (Effects Of Derivative Instruments In Cash Flow Hedging Relationships) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012		May 29, 2011		May 30, 2010
Amount of Gain (Loss) Recognized in AOCI (effective portion)	$ (77.2)		$ (9.9)		$ (4.6)
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	(3.8)		0.2		(2.2)
Amount of Gain (Loss) Recognized in Earnings (ineffective portion)	(0.1)	[1]	(0.3)	[1]	0.3	[1]
Commodity
Amount of Gain (Loss) Recognized in AOCI (effective portion)	(2.2)		(0.2)		(2.1)
Commodity | Cost of Sales
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	(1.7)	[2]	(0.9)	[2]	(3.8)	[2]
Amount of Gain (Loss) Recognized in Earnings (ineffective portion)	0	[1],[2]	0	[1],[2]	0	[1],[2]
Equity
Amount of Gain (Loss) Recognized in AOCI (effective portion)	(0.7)		2.6		3.9
Equity | Cost Of Sales And Selling General And Administrative Expense
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	0	[3]	0	[3]	0	[3]
Amount of Gain (Loss) Recognized in Earnings (ineffective portion)	0.6	[1],[3]	0.2	[1],[3]	0.3	[1],[3]
Interest Rate Contract
Amount of Gain (Loss) Recognized in AOCI (effective portion)	(75.2)		(12.2)		(7.7)
Interest Rate Contract | Interest, Net
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	(2.9)		0.7		0.5
Amount of Gain (Loss) Recognized in Earnings (ineffective portion)	(0.7)	[1]	(0.5)	[1]	0	[1]
Foreign Currency
Amount of Gain (Loss) Recognized in AOCI (effective portion)	0.9		(0.1)		1.3
Foreign Currency | Cost Of Sales And Selling General And Administrative Expense
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	0.8	[4]	0.4	[4]	1.1	[4]
Amount of Gain (Loss) Recognized in Earnings (ineffective portion)	$ 0	[1],[4]	$ 0	[1],[4]	$ 0	[1],[4]

[1]	Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented “in millions,” these amounts may appear as zero in this tabular presentation.
[2]	Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and restaurant expenses, which are components of cost of sales.
[3]	Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses, which is a component of cost of sales, and selling, general and administrative expenses.
[4]	Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs, which is a component of cost of sales, and selling, general and administrative expenses.